Staff costs and Directors Remuneration (Details 1) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares
Gerald O’Shaughnessy [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 400,000
Director Fees Paid as Shares | shares	0
James F. Park [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 1,600,000
Director Fees Paid as Shares | shares	0
Pedro Aylwin [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 0	[1]
Director Fees Paid as Shares | shares	0	[1]
Peter Ryalls [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 165,010	[2]
Director Fees Paid as Shares | shares	9,388	[2]
Juan Cristobal Pavez [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 210,020	[3]
Director Fees Paid as Shares | shares	15,408	[3]
Carlos Gulisano [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 210,020
Director Fees Paid as Shares | shares	15,408
Robert Bedingfield [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 202,520	[4]
Director Fees Paid as Shares | shares	15,408	[4]
Michael Dingman [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 105,012
Director Fees Paid as Shares | shares	8,853
Jamie Coulter [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 95,641
Director Fees Paid as Shares | shares	6,020
Executive Directors’ Fees [Member] | Gerald O’Shaughnessy [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 400,000
Executive Directors’ Fees [Member] | James F. Park [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	800,000
Executive Directors’ Fees [Member] | Pedro Aylwin [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0	[1]
Executive Directors’ Fees [Member] | Peter Ryalls [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0	[2]
Executive Directors’ Fees [Member] | Juan Cristobal Pavez [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0	[3]
Executive Directors’ Fees [Member] | Carlos Gulisano [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors’ Fees [Member] | Robert Bedingfield [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0	[4]
Executive Directors’ Fees [Member] | Michael Dingman [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors’ Fees [Member] | Jamie Coulter [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors’ Bonus [Member] | Gerald O’Shaughnessy [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors’ Bonus [Member] | James F. Park [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	800,000
Executive Directors’ Bonus [Member] | Pedro Aylwin [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0	[1]
Executive Directors’ Bonus [Member] | Peter Ryalls [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0	[2]
Executive Directors’ Bonus [Member] | Juan Cristobal Pavez [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0	[3]
Executive Directors’ Bonus [Member] | Carlos Gulisano [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors’ Bonus [Member] | Robert Bedingfield [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0	[4]
Executive Directors’ Bonus [Member] | Michael Dingman [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors’ Bonus [Member] | Jamie Coulter [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Non-Executive Directors’ Fees [Member] | Gerald O’Shaughnessy [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Non-Executive Directors’ Fees [Member] | James F. Park [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Non-Executive Directors’ Fees [Member] | Pedro Aylwin [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0	[1]
Non-Executive Directors’ Fees [Member] | Peter Ryalls [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	115,000	[2]
Non-Executive Directors’ Fees [Member] | Juan Cristobal Pavez [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	110,000	[3]
Non-Executive Directors’ Fees [Member] | Carlos Gulisano [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	110,000
Non-Executive Directors’ Fees [Member] | Robert Bedingfield [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	102,500	[4]
Non-Executive Directors’ Fees [Member] | Michael Dingman [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	46,667
Non-Executive Directors’ Fees [Member] | Jamie Coulter [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 50,000

[1]	Pedro Aylwin has a service contract that provides for him to act as Manager of Corporate Governance so he resigned his fees as Director.
[2]	Technical Committee Chairman until his death. Afterwards the Chairman is Carlos Gulisano.
[3]	Compensation Committee Chairman.
[4]	Audit Committee Chairman.